Property, plant and equipment, net	12 Months Ended
Dec. 31, 2017
Property, plant and equipment, net
Property, plant and equipment, net

10.Property, plant and equipment, net

Property, plant and equipment, net, consisted of the following:

	As of December 31,	As of December 31,
	2016	2017
	RMB	RMB
Buildings	1,918,209	1,979,800
Furniture, fixtures and office equipment	113,349	124,230
Motor vehicles	31,183	30,891
Machinery and equipment	5,889,645	6,709,602
Leasehold improvements	387,006	466,292

Total	8,339,392	9,310,815
Less: accumulated depreciation	(3,776,730)	(4,257,511)

Subtotal	4,562,662	5,053,304
Construction-in-progress	656,839	1,485,893

Property, plant and equipment, net	5,219,501	6,539,197

As of December 31, 2017, JA Zhabei pledged its buildings with net book value of RMB 73,995 to secure a short-term bank borrowing of RMB 200,000 from Industrial Bank; JA Jinglong pledged its buildings with net book value of RMB 214,217 to secure a short-term bank borrowing of RMB 44,938 and a long-term bank borrowing of RMB 84,000 from Industrial and Commercial Bank of China; JA Yangzhou pledged its buildings with net book value of RMB 67,061 to secure a short-term bank borrowing of RMB 49,000 from China Construction Bank. JA Malaysia pledged its machinery and equipment, and construction-in-progress with net book value of RMB 175,281 to secure a short-term bank borrowing of RMB 156,065 from Maybank; JA Donghai pledged its buildings with net book value of RMB 23,207 to secure a short-term bank borrowing of RMB 35,000 from Bank of Jiangsu; JA Lianyungang pledged its buildings with net book value of RMB 97,560 to secure a short-term bank borrowing of RMB 45,000 from China Construction Bank; JA Xingtai pledged its buildings with net book value of RMB 104,761 to secure a long-term bank borrowing of RMB 150,000 from Bank of Tianjin; JA Hefei Technology pledged its building, machinery and equipment, and construction-in-progress with net book value of RMB 600,806 to secure a long-term entrusted loan of RMB 1,152,000 from Hefei High-Tech Industrial Development Zone Management Co., Ltd..

For the years ended December 31, 2015, 2016 and 2017, total interest capitalized was RMB 25,094, RMB 29,279 and RMB 29,905, respectively.

Depreciation expense was RMB 759,611, RMB 823,340 and RMB 906,123 for the years ended December 31, 2015, 2016 and 2017, respectively, and is recorded in manufacturing overhead, selling, general and administrative expenses, research and development expenses.

For the year ended December 31, 2017, the Company disposed machinery and equipment with the net book value of RMB 60,253, resulting in a loss of RMB 30,988, and purchased new equipment for upgrade of production line to increase the production efficiency.

The Company evaluates long-lived assets for impairment if events or changes in circumstances indicated that the carrying value of such assets may not be recoverable. For the year ended December 31, 2017, the Company recorded long-lived asset impairment loss of RMB 10,570 related to lower recoverable amount than the book value of certain idle assets ready to be disposed. No impairment loss occurred in the years ended December 31, 2015 and 2016.